Summary of Property and Equipment (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 1,669	$ 1,574
Buildings and leasehold improvements	12,080	11,502
Furniture and equipment	1,895	1,794
Construction in progress	168	104
Property, Plant and Equipment, Gross, Total	15,812	14,974
Less accumulated depreciation and amortization	(5,298)	(4,743)
Property, Plant and Equipment, Net, Total	$ 10,514	$ 10,231	$ 10,739